Cover	Nov. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2021
Entity File Number	0-11102
Entity Registrant Name	OCEAN BIO-CHEM, INC.
Entity Central Index Key	0000350737
Entity Tax Identification Number	59-1564329
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	4041 S.W. 47 Avenue
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33314
City Area Code	(954)
Local Phone Number	587-6280
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false